Taxation - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	$ 19,821	$ 13,664	[1]
Deferred income tax liabilities	(182,377)	(165,508)	[1]
Deferred tax liability (asset)	(162,556)	(151,844)		$ (151,980)
Deferred tax assets temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	129,168	144,267		136,431
Deferred tax liability temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	(291,724)	(296,111)		$ (288,411)
Recovered after more than 12 months | Deferred tax assets temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	105,424	108,294
Recovered after more than 12 months | Deferred tax liability temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	(278,035)	(292,871)
Recovered within 12 months | Deferred tax assets temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	23,744	35,973
Recovered within 12 months | Deferred tax liability temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	$ (13,689)	$ (3,240)

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within shareholders equity of the initial application of IAS 29 as explained in Note 34.1.